Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues (note 3)	$ 2,246	$ (222)	$ 4,374	$ 1,295
Expenses
Cost of sales	139	13	156	92
Research and development	2,929	2,398	6,941	4,788
Selling, general and administrative	2,033	2,083	4,339	3,944
Total expenses	5,101	4,494	11,436	8,824
Loss from operations	(2,855)	(4,716)	(7,062)	(7,529)
Gain (loss) due to changes in foreign currency exchange rates	27	502	(32)	676
Interest income	307		320
Other finance income (costs)	3	(2)	2	(3)
Net finance income	337	500	290	673
Loss before income taxes	(2,518)	(4,216)	(6,772)	(6,856)
Income tax recovery
Net loss	(2,518)	(4,216)	(6,772)	(6,856)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	3	42	(167)	79
Items that will not be reclassified to profit or loss:
Actuarial gain on defined benefit plans (note 4)	83	5,276	(80)	8,025
Comprehensive (loss) income	$ (2,432)	$ 1,102	$ (7,019)	$ 1,248
Basic loss per share (note 7)	$ (0.52)	$ (0.87)	$ (1.39)	$ (1.41)
Diluted loss per share (note 7)	$ (0.52)	$ (0.87)	$ (1.39)	$ (1.41)
Weighted average number of shares outstanding, basic	4,855,876	4,855,876	4,855,876	4,855,876
Weighted average number of shares outstanding, diluted	4,855,876	4,855,876	4,855,876	4,855,876